ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Financial Assets as Collateral for Loans Borrowed as First Pledges (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of restricted assets [line items]
Total Restricted Assets	$ 1,189,151,663	$ 839,555,538
INVIU S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	377,325	616,981
Guarantees linked to surety bonds	4,570,753	1,399,873
Surety	0	13,705
Tarjeta Naranja S.A.U.
Disclosure of restricted assets [line items]
Attachments arising from judicial cases	1,245	1,245
Guarantees linked to rental contracts	22,442	16,006
Guarantees related to consumer transactions with credit card abroad	3,341,637	11,622,179
Galicia Asset Management S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV	675,914	527,781
Galicia Securities S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	423,507	399,687
Guarantees linked to surety bonds	1,421,014	23,468,674
Galicia Holdings US Inc.
Disclosure of restricted assets [line items]
Guarantees linked to rental contracts	$ 133,691	$ 0